Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 5,711
2026	465
2027	31
2028	9
2029
Thereafter
Total lease payments	6,216
Less: interest	(72)
Total	6,144
Less: current portion	(2,357)	$ (2,486)
Non-current portion	$ 3,787	$ 4,349